COMMITMENTS AND CONTINGENCIES	6 Months Ended
Apr. 30, 2017
Notes to Financial Statements
NOTE 4 - COMMITMENTS AND CONTINGENCIES

On March 1, 2017, the Company executed a lease for 12,000 square feet green house space and 1,000 square of warehouse space expiring March 31, 2020. The monthly lease is $7,000 per month.

The Company has aggregate future minimum lease commitments as of April 30, 2017 is as follows:

Years ended April 30,	Amount
2018	$84,000
2019	84,000
2020	77,000
Total	$245,000